Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	94 Months Ended	118 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
PGIM Jennison Financial Services Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	(4.58%)	13.17%			10.31%
PGIM Jennison Financial Services Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	(0.88%)	13.52%			10.08%
PGIM Jennison Financial Services Fund-Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	0.68%	14.13%			10.65%
PGIM Jennison Financial Services Fund-Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	1.28%	14.78%			11.26%
PGIM Jennison Financial Services Fund-Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	1.28%	14.82%	10.38%
PGIM Jennison Health Sciences Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	8.83%	7.67%			9.25%
PGIM Jennison Health Sciences Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	13.37%	7.99%			9.04%
PGIM Jennison Health Sciences Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	14.79%	8.52%			9.51%
PGIM Jennison Health Sciences Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	15.47%	9.19%			10.18%
PGIM Jennison Health Sciences Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	15.56%	9.28%		12.48%
PGIM JENNISON UTILITY FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	3.65%	9.71%			10.76%
PGIM JENNISON UTILITY FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	7.81%	10.10%			10.55%
PGIM JENNISON UTILITY FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	9.34%	10.66%			11.10%
PGIM JENNISON UTILITY FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	9.95%	11.26%			11.71%
PGIM JENNISON UTILITY FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	10.04%	11.34%	11.35%
Without Sales Load [Member] | PGIM Jennison Financial Services Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	0.97%	14.45%			10.93%
Without Sales Load [Member] | PGIM Jennison Financial Services Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	0.04%	13.52%			10.08%
Without Sales Load [Member] | PGIM Jennison Health Sciences Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	15.16%	8.89%			9.87%
Without Sales Load [Member] | PGIM Jennison Health Sciences Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	14.18%	7.99%			9.04%
Without Sales Load [Member] | PGIM JENNISON UTILITY FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	9.68%	10.96%			11.39%
Without Sales Load [Member] | PGIM JENNISON UTILITY FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	8.80%	10.10%			10.55%
S&P Composite 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Index
Average Annual Return, Percent	13.67%	14.87%	13.37%	15.32%	14.24%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	13.84%		14.63%
S&P Composite 1500 Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Financials Index
Average Annual Return, Percent	4.56%	15.66%	9.60%		12.30%
S&P Composite 1500 Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Health Care Index
Average Annual Return, Percent	8.33%	8.77%		11.05%	10.15%
S&P 500 Utilities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Index
Average Annual Return, Percent	12.59%	11.04%	11.13%		11.43%